Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

(4) Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2013 and 2012 are as follows:

	Estimated Life (Years)	2013	2012
Land	—	$312,883	$317,223
Building and improvements	10 — 39	125,724	115,646
Advertising structures	5 — 15	2,459,313	2,378,940
Automotive and other equipment	3 — 7	138,424	128,640

		$3,036,344	$2,940,449